Fair Values of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Short-term Investments
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 247	$ 221
Net amount, assets	33	45
Short-term Investments | Eligible for Offsetting
Derivatives, Fair Value [Line Items]
Derivative Assets	105	109
Gross amount offset in the balance sheet, assets	(72)	(64)
Net amounts presented in the balance sheet, assets	33	45
Gross amounts not offset in the balance sheet, assets	0	0
Short-term Investments | Non-designated Hedge Derivatives
Derivatives, Fair Value [Line Items]
Derivative Assets	238	215
Short-term Investments | Non-designated Hedge Derivatives | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	41	14
Short-term Investments | Non-designated Hedge Derivatives | Equity Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	157	162
Short-term Investments | Non-designated Hedge Derivatives | Interest Rate Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	18	10
Short-term Investments | Non-designated Hedge Derivatives | Credit Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	19	26
Short-term Investments | Non-designated Hedge Derivatives | Commodity Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	3	3
Short-term Investments | Designated Hedge Derivatives
Derivatives, Fair Value [Line Items]
Derivative Assets	9	6
Short-term Investments | Designated Hedge Derivatives | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	9	6
Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Assets	254	262
Net amount, assets	245	185
Other Current Assets | Eligible for Offsetting
Derivatives, Fair Value [Line Items]
Derivative Assets	254	262
Gross amount offset in the balance sheet, assets	(9)	(77)
Net amounts presented in the balance sheet, assets	245	185
Gross amounts not offset in the balance sheet, assets	0	0
Other Current Assets | Non-designated Hedge Derivatives
Derivatives, Fair Value [Line Items]
Derivative Assets	87	85
Other Current Assets | Non-designated Hedge Derivatives | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	87	85
Other Current Assets | Non-designated Hedge Derivatives | Equity Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Other Current Assets | Non-designated Hedge Derivatives | Interest Rate Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Other Current Assets | Non-designated Hedge Derivatives | Credit Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Other Current Assets | Non-designated Hedge Derivatives | Commodity Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Other Current Assets | Designated Hedge Derivatives
Derivatives, Fair Value [Line Items]
Derivative Assets	167	177
Other Current Assets | Designated Hedge Derivatives | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	167	177
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(135)	(155)
Net amount, liabilities	(17)	(16)
Other Current Liabilities | Eligible for Offsetting
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(97)	(155)
Gross amount offset in the balance sheet, liabilities	80	139
Net amounts presented in the balance sheet, liabilities	(17)	(16)
Gross amounts not offset in the balance sheet, liabilities	0	0
Other Current Liabilities | Non-designated Hedge Derivatives
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(135)	(141)
Other Current Liabilities | Non-designated Hedge Derivatives | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(63)	(84)
Other Current Liabilities | Non-designated Hedge Derivatives | Equity Contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(9)	(19)
Other Current Liabilities | Non-designated Hedge Derivatives | Interest Rate Contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(45)	(17)
Other Current Liabilities | Non-designated Hedge Derivatives | Credit Contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(17)	(21)
Other Current Liabilities | Non-designated Hedge Derivatives | Commodity Contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(1)	0
Other Current Liabilities | Designated Hedge Derivatives
Derivatives, Fair Value [Line Items]
Derivative Liabilities	0	(14)
Other Current Liabilities | Designated Hedge Derivatives | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ 0	$ (14)